Inventories - Allowance for obsolescence of material and supplies (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories
Opening balance	$ 6,595	$ 6,098	$ 7,515
Provision for impairment of materials and supplies	1,037	1,459	1,898
Reversal of provision for impairment of materials and supplies	(1,914)	(962)	(3,315)
Ending balance	$ 5,718	$ 6,595	$ 6,098